Share-based Payments - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details)	12 Months Ended
	Mar. 31, 2020 yr $ / shares	Mar. 31, 2019 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest	0.70%
Expected volatility	67.90%
Stock Option Plan | Black Scholes Option Pricing Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.35	$ 4.59
Share price	$ 5.05	$ 4.82
Risk-free interest	1.47%	1.92%
Estimated life (years) | yr	4.17	3.39
Expected volatility	65.63%	55.93%
Non-market Performance Options | Black Scholes Option Pricing Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.90
Share price	$ 6.42
Risk-free interest	1.59%
Estimated life (years) | yr	10
Expected volatility	69.00%
Market Performance Options | Monte Carlo Simulation Pricing Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.88
Share price	$ 6.28
Risk-free interest	1.69%
Estimated life (years) | yr	10
Expected volatility	68.13%